7. Stock-Based Compensation - Ranges for options outstanding (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Outstanding at end of year, Shares	1,417,309	1,452,082	1,265,920
Weighted Average Remaining Contractual Life	5 years 8 months 27 days
Wtd. Avg Exercise Price
Outstanding at end of year	$ 1.36	$ 1.24	$ 1.16
0.49-$1.00
Outstanding at end of year, Shares	180,279
Weighted Average Remaining Contractual Life	3 years 11 months 19 days
Wtd. Avg Exercise Price
Outstanding at end of year	$ 0.9
1.01-$1.30
Outstanding at end of year, Shares	799,861
Weighted Average Remaining Contractual Life	5 years 6 months 7 days
Wtd. Avg Exercise Price
Outstanding at end of year	$ 1.14
1.31-$2.00
Outstanding at end of year, Shares	397,887
Weighted Average Remaining Contractual Life	6 years 7 months 24 days
Wtd. Avg Exercise Price
Outstanding at end of year	$ 1.44
2.01-$10.50
Outstanding at end of year, Shares	39,282
Weighted Average Remaining Contractual Life	9 years 4 months 20 days
Wtd. Avg Exercise Price
Outstanding at end of year	$ 7.25